FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - CAPSTAR SPECIAL PURPOSE ACQUISITION CORP	Sep. 30, 2021 item	Dec. 31, 2020 item	Jul. 07, 2020 $ / shares
Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.02	0.47
Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	5.25	5.76
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.00	0.00
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | item	13.5	19.0
Exercise price of warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	11.50	11.50
Unit Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	9.92	10.15
Fair Value, Inputs, Level 3 [Member] | Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.39
Fair Value, Inputs, Level 3 [Member] | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.00
Fair Value, Inputs, Level 3 [Member] | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			10.0
Fair Value, Inputs, Level 3 [Member] | Exercise price of warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | $ / shares			11.50